Employees - Staff and management costs (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) employee	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee
Staff costs
Wages and salaries	€ 887.0	€ 638.0	€ 655.0
Social security costs	105.0	77.0	80.0
Other pension costs	47.0	42.0	44.0
Share-based compensation costs	35.0	32.0	20.0
Total	€ 1,074.0	€ 789.0	€ 799.0
Average number of employees during the year
Average number of employees | employee	15,827	13,882	13,683
Allocated FTEs from Unilever | employee	2,100	4,700	4,300
Total | employee	17,927	18,582	17,983
Salaries and short-term employee benefits	€ 15.0	€ 16.0	€ 9.0
Share-based benefits	6.0	4.0	1.0
Total	21.0	€ 20.0	€ 10.0
Directors' remuneration expense	€ 0.5
NETHERLANDS
Average number of employees during the year
Average number of employees | employee	597
Americas
Average number of employees during the year
Average number of employees | employee	4,427	5,031	5,019
Europe and ANZ
Average number of employees during the year
Average number of employees | employee	6,925	4,758	4,614
AMEA
Average number of employees during the year
Average number of employees | employee	4,475	4,093	4,050